                            THE BEAR STEARNS FUNDS

                              S&P STARS Portfolio

                        SUPPLEMENT TO PROSPECTUS DATED
                               SEPTEMBER 1, 1995

                       The Master Series is permitted
                       to invest in put options in re-
                       spect of specific securities (or
                       groups or "baskets" of specific
                       securities) in which the Master
                       Series may invest. A put option
                       gives the purchaser of the op-
                       tion the right to sell, and ob-
                       ligates the writer to buy, the
                       underlying security at the exer-
                       cise price at any time during
                       the option period. See also,
                       "Description of the STARS Port-
                       folio--Management Policies--In-
                       vestment Techniques," "Descrip-
                       tion of the STARS Portfolio--
                       Risk Factors--Certain Investment
                       Techniques" and "Appendix--In-
                       vestment Techniques--Options
                       Transactions."